Risk/Return Detail Data - IPS Strategic Capital Absolute Return Fund	Total
Riskreturn Detail Data - Ips Strategic Capital Absolute Return Fund
Document Type	485BPOS
Document Period End Date	Feb. 28, 2018
Registrant Name	WP Trust
Central Index Key	0001645192
Amendment Flag	false
Document Creation Date	Jun. 28, 2018
Document Effective Date	Jun. 28, 2018
Prospectus Date	Jun. 28, 2018